Fair Value Measurements - Fair Value Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		10 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Plus: Loss from change in fair value	$ (6,008)		$ 312	$ (45,661)	$ (2,222)			$ (20,163)	$ (2,969)
2020 Term Facility Loan
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 23,320		25,049
Plus: Loss from change in fair value	1,200	1,729		14,921				1,700
Ending balance	39,970	25,049		39,970		$ 25,049	$ 25,049	25,049
3.00% – 2020 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				32,106		21,281
Plus: Loss from change in fair value						10,825
Ending balance		32,106				32,106	32,106	32,106
3.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				32,106
Plus: Loss from change in fair value	1,100			4,108				10,800
Ending balance	36,214	32,106		36,214		32,106	32,106	32,106
8.00% – 2020 Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				14,789			10,415
Plus: Loss from change in fair value							4,374
Ending balance		14,789				14,789	14,789	14,789
8.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				14,789
Plus: Loss from change in fair value	500			2,249				6,800
Ending balance	17,038	14,789		17,038		14,789	14,789	14,789
5.00% – $50.0 Million Convertible Notes | Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				10,274
Plus: Loss from change in fair value	300			946
Ending balance	11,220	10,274		11,220		10,274	10,274	10,274
5.00% – $25.0 Million Convertible Notes | Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				37,592
Plus: Loss from change in fair value	1,300			5,478
Ending balance	43,070	37,592		43,070		37,592	37,592	37,592
5.00% – $30.0 Million Convertible Notes | Convertible Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				38,403
Plus: Loss from change in fair value	1,400			8,413
Ending balance	$ 46,816	$ 38,403		$ 46,816		$ 38,403	$ 38,403	$ 38,403